Business Segments (Narrative) (Detail) (Integrated Global Business Group [Member], JPY ¥)	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
Integrated Global Business Group [Member]
Segment Reporting Information [Line Items]
Number of offices outside Japan	More than 500 offices
Impact on total operating profit due to the change in the managerial accounting methodologies